Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Financial Statements

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	2,461,896	(17,791)	2,444,105	(i),(ii),(iv)
Cost of sales	(2,342,453)	(849)	(2,343,302)	(i),(ii),(iii),(iv)
Gross profit	$119,443	$(18,640)	$100,803
Selling, general and administrative expense	(864,598)	26,231	(838,367)	(i),(ii),(iii),(iv)
Research and development expense	(167,242)	(7,674)	(174,916)	(i),(ii),(iii)
Other operating expense, net	(1,565)	1,260	(305)	(i)
Listing expense	(372,318)	—	(372,318)
Operating loss	$(1,286,280)	$1,177	$(1,285,103)
Finance income	8,552	—	8,552
Finance expense	(108,435)	33	(108,402)	(i)
Fair value change - Earn-out rights	902,068	—	902,068
Fair value change - Class C Shares	35,090	—	35,090

Loss before income taxes	$(449,005)	$1,210	$(447,795)
Income tax expense	(16,784)	(12,876)	(29,660)	(v)
Net loss	$(465,789)	$(11,666)	$(477,455)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.23)	0.01	(0.24)
Class B - Basic and Diluted	(0.23)	0.01	(0.24)

Consolidated Statement of Comprehensive Loss

Net loss	(465,789)	(11,666)	(477,455)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	4,519	(4,339)	180	(i), (ii), (iii), (iv), (v)
Total other comprehensive income	$4,519	$(4,339)	$180
Total comprehensive loss	$(461,270)	$(16,005)	$(477,275)
Consolidated Statement of Financial Position as of December 31, 2022

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,396,477	(2,195)	1,394,282	(i), (iii)
Property, plant and equipment	258,048	17,906	275,954	(i), (iii), (iv)
Vehicles under operating leases	92,198	4,988	97,186	(i), (iv)
Other non-current assets	5,306	—	5,306
Deferred tax asset	7,755	3,532	11,287	(v)
Other investments	2,333	—	2,333
Total non-current assets	$1,762,117	$24,231	$1,786,348
Current assets
Cash and cash equivalents	973,877	—	973,877
Trade receivables	246,107	(6,529)	239,578	(i), (iv)
Trade receivables - related parties	74,996	4,229	79,225	(iv)
Accrued income - related parties	49,060	—	49,060
Inventories	658,559	(28,405)	630,154	(i), (iv)
Current tax assets	7,184	—	7,184
Assets held for sale	63,224	(7,223)	56,001	(iv)
Other current assets	107,327	5,656	112,983	(iii), (v)
Total current assets	$2,180,334	$(32,272)	$2,148,062
Total assets	$3,942,451	$(8,041)	$3,934,410
Equity
Share capital	(21,165)	—	(21,165)
Other contributed capital	(3,584,232)	—	(3,584,232)
Foreign currency translation reserve	12,265	3,508	15,773	(i), (ii), (iii), (iv), (v)
Accumulated deficit	3,726,775	(48,962)	3,677,813	(i), (ii), (iii), (iv), (v)
Total equity	$133,643	$(45,454)	$88,189
Liabilities
Non-current liabilities
Non-current contract liabilities	(50,252)	1,234	(49,018)	(i)(v)
Deferred tax liabilities	(476)	(11,994)	(12,470)	(v)
Other non-current provisions	(73,985)	(1,377)	(75,362)	(i), (iv)
Other non-current liabilities	(14,753)	(13,106)	(27,859)	(i)
Earn-out liability	(598,570)	—	(598,570)

Other non-current interest-bearing liabilities	(85,556)	54,230	(31,326)	(iv)
Other non-current interest-bearing liabilities - related parties	—	(43,643)	(43,643)	(i), (iv)
Total non-current liabilities	$(823,592)	$(14,656)	$(838,248)
Current liabilities
Trade payables	(98,458)	1,040	(97,418)	(i)
Trade payables - related parties	(957,497)	22,336	(935,161)	(i)
Accrued expenses - related parties	(164,902)	7,476	(157,426)	(i), (ii)
Advance payments from customers	(40,869)	5,152	(35,717)	(iv)
Current provisions	(74,907)	2,058	(72,849)	(i), (ii)
Liabilities to credit institutions	(1,328,752)	2,364	(1,326,388)	(iv)
Current tax liabilities	(10,617)	(3,777)	(14,394)	(v)
Interest-bearing current liabilities	(21,545)	9,610	(11,935)	(iv)
Interest-bearing current liabilities - related parties	(16,690)	(9,928)	(26,618)	(i), (iv)
Current contract liabilities	(46,217)	1,098	(45,119)	(i), (ii)
Class C Shares liability	(28,000)	—	(28,000)
Other current liabilities	(393,790)	29,526	(364,264)	(i), (ii), (iii)
Other current liabilities - related parties	(70,258)	1,196	(69,062)	(i), (iv)
Total current liabilities	$(3,252,502)	$68,151	$(3,184,351)
Total liabilities	$(4,076,094)	$53,495	$(4,022,599)
Total equity and liabilities	$(3,942,451)	$8,041	$(3,934,410)
Consolidated Statement of Cash Flows as for the year ended December 31, 2022

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Cash flows from operating activities
Net loss	(465,789)	(11,666)	(477,455)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	158,392	(15,401)	142,991	(i), (iii)
Warranties	84,992	6,291	91,283	(i), (ii)
Impairment of inventory	27,877	(13,047)	14,830	(i), (iv)
Finance income	(8,552)	—	(8,552)
Finance expense	108,435	(33)	108,402	(i)
Fair value change - Earn-out rights	(902,068)	—	(902,068)
Fair value change - Class C Shares	(35,090)	—	(35,090)
Listing expense	372,318	—	372,318
Income tax expense	16,784	12,876	29,660	(iv), (v)
Disposals and derecognition of property plant and equipment and intangible assets	—	11,036	11,036	(iv)
Other provisions	—	23,367	23,367	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	(26,672)	(26,672)	(iv)
Other non-cash expense and income	18,997	(7,731)	11,266	(iv)
Change in operating assets and liabilities:
Inventories	(226,638)	40,245	(186,393)	(i), (iii), (iv)
Contract liabilities	13,373	8,256	21,629	(i), (ii), (iv)
Trade receivables, prepaid expenses and other assets	(220,118)	(2,573)	(222,691)	(i), (ii), (iii), (iv)
Trade payables, accrued expenses and other liabilities	52,801	(30,820)	21,981	(i), (ii), (iii), (iv),
Interest received	8,552	—	8,552
Interest paid	(68,130)	—	(68,130)
Taxes paid	(19,559)	—	(19,559)
Cash used for operating activities	$(1,083,423)	$(5,872)	$(1,089,295)
Cash flows from investing activities

Additions to property, plant and equipment	(32,269)	—	(32,269)
Additions to intangible assets	(681,204)	6,929	(674,275)	(iii)
Additions to other investments	(2,500)	—	(2,500)
Cash used for investing activities	$(715,973)	$6,929	$(709,044)
Cash flows from financing activities
Proceeds from short-term borrowings	2,149,799	—	2,149,799
Principal repayments of short-term borrowings	(1,426,935)	—	(1,426,935)
Principal repayments of lease liabilities	(18,905)	(543)	(19,448)	(i), (iv)
Proceeds from the issuance of share capital and other contributed capital	1,417,973	—	1,417,973
Transaction costs	(38,903)	—	(38,903)
Cash provided by financing activities	$2,083,029	$(543)	$2,082,486
Effect of foreign exchange rate changes on cash and cash equivalents	(66,433)	(514)	(66,947)	(i), (ii), (iii), (iv), (v)
Net increase in cash and cash equivalents	$217,200	$—	$217,200
Cash and cash equivalents at the beginning of the period	$756,677	$—	$756,677
Cash and cash equivalents at the end of the period	$973,877	$—	$973,877
Consolidated Statement of Loss and Comprehensive Loss for the year ended December 31, 2021

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	1,337,181	9,166	1,346,347	(i),(ii)
Cost of sales	(1,336,321)	(367)	(1,336,688)	(i),(ii),(iii)
Gross profit	$860	$8,799	$9,659
Selling, general and administrative expense	(714,724)	29,675	(685,049)	(i),(ii)
Research and development expense	(232,922)	(1,097)	(234,019)	(iii)
Other operating expense, net	(48,053)	(2,663)	(50,716)	(i)
Operating loss	$(994,839)	$34,714	$(960,125)
Finance income	32,970	—	32,970
Finance expense	(45,249)	31	(45,218)	(i)
Loss before income taxes	$(1,007,118)	$34,745	$(972,373)
Income tax benefit (expense)	(336)	3,411	3,075	(v)
Net loss	$(1,007,454)	$38,156	$(969,298)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.53)	(0.02)	(0.51)
Class B - Basic and Diluted	(0.53)	(0.02)	(0.51)

Consolidated Statement of Comprehensive Loss

Net loss	(1,007,454)	38,156	(969,298)
Other comprehensive loss:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(33,149)	831	(32,318)	(i), (ii), (iii), (iv), (v)
Total other comprehensive loss	$(33,149)	$831	$(32,318)
Total comprehensive loss	$(1,040,603)	$38,987	$(1,001,616)
Consolidated Statement of Cash Flows as for the year ended December 31, 2021

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference

Cash flows from operating activities
Net loss	(1,007,454)	38,156	(969,298)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	239,164	(21,323)	217,841	(i), (iii), (iv)
Warranties	63,114	(5,634)	57,480	(ii)
Impairment of inventory	31,984	(1,202)	30,782	(i)
Finance income	(32,969)	(1)	(32,970)	(iv)
Finance expense	45,249	(31)	45,218	(i)
Income tax benefit (expense)	336	(3,411)	(3,075)	(iv), (v)
Other provisions	—	11,560	11,560	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	9,876	9,876	(iv)
Other non-cash expense and income	11,560	(11,560)	—	(iv)
Change in operating assets and liabilities:
Inventories	(290,442)	6,666	(283,776)	(i), (iii), (iv)
Contract liabilities	70,220	(11,146)	59,074	(i), (ii)
Trade receivables, prepaid expenses and other assets	48,574	8,545	57,119	(i), (ii)
Trade payables, accrued expenses and other liabilities	519,676	(22,894)	496,782	(i), (ii), (iv)
Interest received	1,396	—	1,396
Interest paid	(12,564)	—	(12,564)
Cash used for operating activities	$(312,156)	$(2,399)	$(314,555)
Cash flows from investing activities
Additions to property, plant and equipment	(24,701)	—	(24,701)
Additions to intangible assets	(104,971)	2,735	(102,236)	(iii)
Cash used for investing activities	$(129,672)	$2,735	$(126,937)
Cash flows from financing activities
Change in restricted deposits	48,830	—	48,830
Proceeds from short-term borrowings	698,882	—	698,882
Principal repayments of short-term borrowings	(411,950)	—	(411,950)
Principal repayments of lease liabilities	(8,578)	(335)	(8,913)	(i)
Proceeds from the issuance of share capital and other contributed capital	582,388	—	582,388
Transaction costs	—	—	—
Cash provided by financing activities	$909,572	$(335)	$909,237
Effect of foreign exchange rate changes on cash and cash equivalents	(27,491)	(1)	(27,492)	(i), (ii), (iii), (v)
Net increase in cash and cash equivalents	$440,253	$—	$440,253
Cash and cash equivalents at the beginning of the period	$316,424	$—	$316,424
Cash and cash equivalents at the end of the period	$756,677	$—	$756,677